Pension Plans and Retiree Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Defined Benefit Plans
The following table summarizes the details of the defined benefit plans, including the SERP and post-retirement plans in Canada and the United States:

Year Ended December 31, 2022	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Projected benefit obligation (a)
Balance, beginning of year	$34	$2	$1,743	$430	$1,777	$432
Actuarial gain	(6)	—	(473)	(118)	(479)	(118)
Current service cost	3	—	22	10	25	10
Member contributions	—	—	—	3	—	3
Interest cost	1	—	52	13	53	13
Benefits paid	(4)	—	(83)	(23)	(87)	(23)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(5)	—	(5)	—
Other	—	—	—	1	—	1
Foreign exchange translation	—	—	98	25	98	25
	$28	$2	$1,353	$341	$1,381	$343
Less: projected benefit obligation reclassified to liabilities associated with assets held for sale (note 5) (b)	—	—	(85)	(9)	(85)	(9)
Balance, end of year	$28	$2	$1,268	$332	$1,296	$334

Plan assets
Fair value, beginning of year	$16	$—	$1,715	$1,058	$1,731	$1,058
Actual return on plan assets	(3)	—	(374)	(254)	(377)	(254)
Employer contributions	4	—	8	—	12	—
Member contributions	—	—	—	3	—	3
Benefits paid	(4)	—	(83)	(23)	(87)	(23)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(5)	—	(5)	—
Other	—	—	—	1	—	1
Foreign exchange translation	—	—	99	60	99	60
	$13	$—	$1,359	$845	$1,372	$845
Less: plan assets reclassified to assets held for sale (note 5) (b)	—	—	(93)	(3)	(93)	(3)
Fair value, end of year	$13	$—	$1,266	$842	$1,279	$842
Funded status (c)	$(15)	$(2)	$6	$504	$(9)	$502
(a)For post-retirement benefit plans, the projected benefit obligation represents the accumulated benefit obligation.
(b)Presented on a net basis in Note 5. See below for specific amounts included in the Consolidated Balance Sheets.
(c)Calculation includes plan assets and liabilities classified as held for sale.

Year Ended December 31, 2021	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Projected benefit obligation (a)
Balance, beginning of year	$37	$2	$1,800	$452	$1,837	$454
Actuarial gain	(4)	—	(39)	(19)	(43)	(19)
Current service cost	4	—	23	10	27	10
Member contributions	—	—	—	2	—	2
Interest cost	1	—	49	12	50	12
Benefits paid	(4)	—	(74)	(25)	(78)	(25)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(7)	—	(7)	—
Plan amendments	—	—	—	(1)	—	(1)
Foreign exchange translation	—	—	(8)	(1)	(8)	(1)
Balance, end of year	$34	$2	$1,743	$430	$1,777	$432

Plan assets
Fair value, beginning of year	$16	$—	$1,667	$1,016	$1,683	$1,016
Actual return on plan assets	—	—	125	67	125	67
Employer contributions	4	—	11	—	15	—
Member contributions	—	—	—	2	—	2
Benefits paid	(4)	—	(74)	(23)	(78)	(23)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(7)	—	(7)	—
Foreign exchange translation	—	—	(6)	(4)	(6)	(4)
Fair value, end of year	$16	$—	$1,715	$1,058	$1,731	$1,058
Funded status	$(18)	$(2)	$(28)	$628	$(46)	$626
(a)For post-retirement benefit plans, the projected benefit obligation represents the accumulated benefit obligation.

Schedule of Amounts Included in the Consolidated Balance Sheets
The following amounts were included in the Consolidated Balance Sheets:

	December 31, 2022			December 31, 2021
	Defined Benefit	Post- Retirement Benefits	Total	Defined Benefit	Post-Retirement Benefits	Total
Prepaid post-retirement benefits	$28	$510	$538	$37	$637	$674
Assets held for sale (note 5)	8	—	8	—	—	—
Accounts payable and accrued liabilities (a)	(3)	—	(3)	(8)	—	(8)
Future employee obligations	(42)	(2)	(44)	(75)	(11)	(86)
Liabilities associated with assets held for sale (note 5)	—	(6)	(6)	—	—	—
	$(9)	$502	$493	$(46)	$626	$580
(a)Account balances on the Consolidated Balance Sheets also include certain non-pension related amounts.
Schedule of Funded Status Based on Accumulated Benefit Obligation
The accumulated benefit obligation for all defined benefit plans were:

As at	December 31, 2022		December 31, 2021
	Canada	United States	Canada	United States
Accumulated benefit obligation (a)	$27	$1,307	$33	$1,659
(a)Accumulated benefit obligation differs from projected benefit obligation in that it does not include an assumption with respect to future compensation levels.

Schedule of Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets
For those pension plans where the projected benefit obligation exceeded the fair value of plan assets as at December 31, 2022, the cumulative obligation and asset balances were:

As at	December 31, 2022		December 31, 2021
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Projected benefit obligation	$49	$11	$375	$14
Plan assets	$3	$3	$289	$3

For those pension plans where the accumulated benefit obligation exceeded the fair value of plan assets as at December 31, 2022, the cumulative obligation and asset balances were:

As at	December 31, 2022		December 31, 2021
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Accumulated benefit obligation	$48	$11	$221	$14
Plan assets	$3	$3	$158	$3

Schedule of Amounts Recorded in Other Comprehensive Income (Loss)
The following amounts were recorded in other comprehensive income (loss) and have not yet been recognized in net periodic benefit cost:

Year Ended December 31, 2022	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Past service cost	$—	$—	$—	$(1)	$—	$(1)
Net actuarial loss	(2)	—	—	(3)	(2)	(3)
Recognized in AOCI pre-tax	$(2)	$—	$—	$(4)	$(2)	$(4)
Increase by the amount included in deferred tax liabilities	—	—	—	1	—	1
Net amount in AOCI after-tax	$(2)	$—	$—	$(3)	$(2)	$(3)

Year Ended December 31, 2021	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service cost	$—	$—	$—	$(2)	$—	$(2)
Net actuarial gain (loss)	(5)	(1)	4	(6)	(1)	(7)
Recognized in AOCI pre-tax	$(5)	$(1)	$4	$(8)	$(1)	$(9)
Increase (decrease) by the amount included in deferred tax liabilities	1	—	(1)	2	—	2
Net amount in AOCI after-tax	$(4)	$(1)	$3	$(6)	$(1)	$(7)

Schedule of Amounts Recorded in A Regulatory Asset (Liability)
The following amounts were recorded in a regulatory asset (liability) and have not yet been recognized in net periodic benefit cost:

Year Ended December 31, 2022	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service credit	$—	$—	$—	$(64)	$—	$(64)
Net actuarial gain	—	—	(47)	(123)	(47)	(123)
	$—	$—	$(47)	$(187)	$(47)	$(187)
Less: regulatory asset (liability) reclassified to assets (liabilities associated with assets) held for sale	—	—	(3)	3	(3)	3
Recognized in regulatory liability	$—	$—	$(50)	$(184)	$(50)	$(184)

Year Ended December 31, 2021	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service credit	$—	$—	$—	$(77)	$—	$(77)
Net actuarial gain	—	—	(26)	(289)	(26)	(289)
Recognized in regulatory liability	$—	$—	$(26)	$(366)	$(26)	$(366)

Schedule of Net Periodic Benefit Expense
The net pension expense by plan was as follows:

	Year Ended December 31, 2022
	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Current service cost (a)	$3	$—	$22	$10	$25	$10
Interest cost (b)	1	—	52	13	53	13
Expected return on plan assets (b)	—	—	(79)	(38)	(79)	(38)
Amortization of past service credit (b)	—	—	—	(18)	—	(18)
Amortization of net actuarial loss (gain) (b)	—	—	2	(7)	2	(7)
Net benefit cost (income) recognized	$4	$—	$(3)	$(40)	$1	$(40)
(a)Recorded under the line item “operating and administrative” expenses on the Consolidated Statements of Income.
(b)Recorded under the line item “other income” on the Consolidated Statements of Income.

	Year Ended December 31, 2021
	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Current service cost (a)	$4	$—	$23	$10	$27	$10
Interest cost (b)	1	—	49	12	50	12
Expected return on plan assets (b)	(1)	—	(76)	(34)	(77)	(34)
Amortization of past service credit (b)	—	—	—	(18)	—	(18)
Amortization of net actuarial loss (gain) (b)	1	—	6	(6)	7	(6)
Plan settlements (b)	—	—	2	—	2	—
Net benefit cost (income) recognized	$5	$—	$4	$(36)	$9	$(36)
(a)Recorded under the line item “operating and administrative” expenses on the Consolidated Statements of Income.
(b)Recorded under the line item “other income” on the Consolidated Statements of Income.

Schedule of Collective Investment Mixes for Plan Assets	The collective investment mixes for the defined benefit plans are as follows as at December 31, 2022 and December 31, 2021:

	Year Ended December 31, 2022
Canada	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
December 31, 2022
Cash and short-term equivalents	$2	$2	$—	15
Fixed income
Canadian bonds	11	$11	$—	85
	$13	$13	$—	100
December 31, 2021
Cash and short-term equivalents	$2	$2	$—	13
Fixed income
Canadian bonds	14	14	—	87
	$16	$16	$—	100

	Year Ended December 31, 2022
United States	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
December 31, 2022
Cash and short-term equivalents	$2	$2	$—	—
Canadian equities	2	2	—	—
Foreign equities (a)	247	247	—	20
Fixed income
Government debt	413	80	333	33
Corporate debt	355	30	325	28
Derivatives	2	—	2	—
Other (b)	11	—	11	1
Total investments in the fair value hierarchy	$1,032	$361	$671	82
Investments measured at net asset value using the NAV practical expedient (c)
Pooled separate accounts (d)	$43			3
Collective trust funds (e)	279			22
Total fair value of plan investments	$1,354			107
Net receivable (f)	5			—
	$1,359			107
Less: investments reclassified to assets held for sale	(93)			(7)
	$1,266			100
December 31, 2021
Cash and short-term equivalents	$2	$2	$—	—
Canadian equities	2	2	—	—
Foreign equities (a)	290	290	—	17
Fixed income
Government debt	346	39	307	20
Corporate debt	502	79	423	30
Derivatives	6	—	6	—
Other (b)	11	—	11	1
Total investments in the fair value hierarchy	$1,159	$412	$747	68
Investments measured at net asset value using the NAV practical expedient (c)
Private equity/limited partnership (g)	$46			3
Pooled separate accounts (d)	38			2
Collective trust funds (e)	467			27
Total fair value of plan investments	$1,710			100
Net receivable (f)	5			—
	$1,715			100
(a)Consists of investments in foreign equities include U.S. and international securities.
(b)As at December 31, 2022 and December 31, 2021, these investments consisted primarily of non-U.S. government bonds and asset-backed securities.
(c)In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.
(d)As at December 31, 2022, investments in pooled separate accounts consisted of 100 percent income producing properties located in the United States (December 31, 2021 - 100 percent).
(e)As at December 31, 2022, investments in collective trust funds consisted primarily of 79 percent common stock of U.S. companies (December 31, 2021 - 91 percent), 16 percent income producing properties located in the United States (December 31, 2021 - 9 percent), and 5 percent of short-term money market investments (December 31, 2021 - nil).
(f)As at December 31, 2022 and December 31, 2021, this net receivable primarily represents pending trades for investments sold and interest receivable net of pending trades for investments purchased.
(g)As at December 31, 2021, investments in a private equity/limited partnership consisted of common stock of international companies.

The collective investment mixes for the post-retirement benefit plans are as follows as at December 31, 2022 and December 31, 2021:

United States	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
December 31, 2022
Cash and short-term equivalents	$8	$8	$—	1
Foreign equities (a)	50	50	—	6
Fixed income
Government debt	101	21	80	12
Corporate debt	85	8	77	10
Other (b)	5	—	5	1
Total investments in the fair value hierarchy	$249	$87	$162	30
Investments measured at net asset value using the NAV practical expedient (c)
Commingled funds (d)	$596			71
Total fair value of plan investments	$845			101
Less: investments reclassified to assets held for sale	(3)			(1)
	$842			100
December 31, 2021
Cash and short-term equivalents	$6	$6	$—	1
Foreign equities (a)	60	60	—	6
Fixed income
Government debt	104	10	94	10
Corporate debt	122	20	102	11
Other (b)	6	—	6	1
Total investments in the fair value hierarchy	$298	$96	$202	29
Investments measured at net asset value using the NAV practical expedient (c)
Commingled funds (d)	$760			71
	$1,058			100
(a)Consists of investments in foreign equities include U.S. and international securities.
(b)As at December 31, 2022 and December 31, 2021, these investments consisted primarily of non-U.S. government bonds.
(c)In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.
(d)As at December 31, 2022, investments in commingled funds consisted of approximately 49 percent common stock of large-cap U.S. companies (December 31, 2021 - 51 percent), 23 percent U.S. Government fixed income securities (December 31, 2021 - 21 percent), and 28 percent corporate bonds for WGL’s post-retirement benefit plans (December 31, 2021 - 28 percent).

Schedule of Significant Actuarial Assumptions Used in Measuring Net Benefit Plan Costs and Benefit Obligations

Year Ended December 31	2022		2021
Significant actuarial assumptions used in measuring net benefit plan costs	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Discount rate (%)	2.50 - 5.05	3.10	1.90 - 2.85	2.50 - 3.10
Expected long-term rate of return on plan assets (%) (a)	2.83 - 6.50	3.00 - 6.50	4.75 - 7.00	3.37 - 7.00
Rate of compensation increase (%)	2.50 - 4.00	3.00	1.00 - 4.00	2.50 - 3.00
(a)Only applicable for funded plans

As at December 31	2022		2021
Significant actuarial assumptions used in measuring benefit obligations	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Discount rate (%)	5.05 - 5.60	5.30 - 5.70	2.50 - 3.10	3.10
Rate of compensation increase (%)	2.50 - 4.00	3.00	2.50 - 4.00	3.00

Schedule of Expected Cash Flows for Defined Benefit Pension and Other Post-Retirement Plans
The following table shows the expected cash flows for defined benefit pension and other post-retirement plans:

	Defined Benefit	Post-Retirement Benefits
Expected employer contributions:
2023	$8	$—
Expected benefit payments:
2023	$95	$23
2024	$94	$22
2025	$96	$22
2026	$97	$23
2027	$98	$23
2028 - 2032	$501	$119